Compensation Plans (Changes In Benefit Obligation And Fair Value Of Plan Assets) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets, Beginning of Year	$ 275
Actual return on plan assets	26	6
Fair Value of Plan Assets, End of Year	309	275
Non-Current Liabilities	(165)	(184)
Pension Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Projected Benefit Obligation, Beginning of Year	344	313
Service cost	5	5	4
Interest cost	14	15	16
Actuarial (gains) losses	9	39
Exchange differences	8	(8)
Benefits paid	(23)	(20)
Projected Benefit Obligation, End of Year	357	344	313
Fair Value of Plan Assets, Beginning of Year	275	276
Actual return on plan assets	26	6
Exchange differences	6	(6)
Employer contributions	25	19
Fair Value of Plan Assets, End of Year	309	275	276
Funded Status of Plan Assets, End of Year	(48)	(69)
Other Assets	3	3
Non-Current Liabilities	(51)	(72)
Total Recognized Amounts in the Consolidated Balance Sheet	(48)	(69)
Net actuarial (gain) loss	94	107
Total recognized in accumulated other comprehensive income before tax	94	107
OPEB [Member]
Defined Benefit Plan Disclosure [Line Items]
Projected Benefit Obligation, Beginning of Year	95	82
Service cost	14	12	10
Interest cost	4	4	4
Actuarial (gains) losses	(5)	(2)
Benefits paid	(3)	(2)
Change in plan provisions		1
Projected Benefit Obligation, End of Year	105	95	82
Employer contributions	3	2
Funded Status of Plan Assets, End of Year	(105)	(95)
Current Liabilities	(4)	(3)
Non-Current Liabilities	(101)	(92)
Total Recognized Amounts in the Consolidated Balance Sheet	(105)	(95)
Net actuarial (gain) loss	1	6
Prior service costs	1	1
Net transitional obligation	3	3
Total recognized in accumulated other comprehensive income before tax	$ 5	$ 10